Revenue - Summary of Contract with Customer Asset and Liability (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Total deferred revenue, beginning of the period	$ 77,386	$ 93,299	$ 106,184
Additions	56,825	85,167	67,329
Recognized	(72,407)	(101,080)	(80,214)
Total deferred revenue, end of the period	$ 61,804	$ 77,386	$ 93,299